N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY LIFE INSURANCE CO SEPARATE ACCOUNT A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
VALIC POTENTIA VA (333-49232)
Prospectus:
Investment Options (of Other Amount) Maximum [Percent]	0.97%
Highest Annual Cost [Dollars]	$ 2,451
Portfolio Company Expenses Maximum [Percent]	0.97%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,451
Surrender Expense, 3 Years, Maximum [Dollars]	7,547
Surrender Expense, 5 Years, Maximum [Dollars]	12,914
Surrender Expense, 10 Years, Maximum [Dollars]	27,605
Annuitized Expense, 1 Year, Maximum [Dollars]	2,451
Annuitized Expense, 3 Years, Maximum [Dollars]	7,547
Annuitized Expense, 5 Years, Maximum [Dollars]	12,914
Annuitized Expense, 10 Years, Maximum [Dollars]	27,605
No Surrender Expense, 1 Year, Maximum [Dollars]	2,451
No Surrender Expense, 3 Years, Maximum [Dollars]	7,547
No Surrender Expense, 5 Years, Maximum [Dollars]	12,914
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,605
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.80%	None	0.80%	-25.85%	9.18%	11.85%
	Growth Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.65%	None	0.65%	-36.05%	7.06%	11.13%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.75%	None	0.75%	-19.15%	11.96%	13.41%
	Stock Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.25%	None	0.25%	-18.33%	9.09%	12.20%
	Systematic Core Fund[2,3] Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P.	0.64%	None	0.64%	-18.72%	9.25%	12.23%
Domestic Mid- Cap Equity	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-13.35%	6.32%	10.43%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.77%	None	0.77%	-23.40%	9.53%	11.77%
Domestic Small- Cap Equity	Small Cap Growth Fund[2,3] Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.	0.91%	None	0.91%	-32.44%	6.14%	11.60%
	Small Cap Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.40%	None	0.40%	-20.66%	3.80%	8.77%
Global Equity (International and Domestic)	International Socially Responsible Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.61%	None	0.61%	-16.55%	3.24%	7.88%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.96%	None	0.96%	-25.35%	-3.28%	0.45%
Specialty	Science & Technology Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock, Voya, and Wellington Management Company LLP	0.93%	None	0.93%	-39.00%	8.05%	14.66%
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	-16.24%	4.40%	7.06%
	Conservative Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	-14.16%	2.34%	3.97%
	Moderate Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	-14.77%	4.12%	6.14%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC	0.50%	None	0.50%	-14.25%	0.02%	1.13%
	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	1.58%	1.17%	0.75%*

Portfolio Company Objective [Text Block]	Type
VALIC POTENTIA VA (333-49232) | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(25.85%)
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	11.85%
VALIC POTENTIA VA (333-49232) | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(36.05%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.13%
VALIC POTENTIA VA (333-49232) | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(19.15%)
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	13.41%
VALIC POTENTIA VA (333-49232) | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(18.33%)
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	12.20%
VALIC POTENTIA VA (333-49232) | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(18.72%)
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	12.23%
VALIC POTENTIA VA (333-49232) | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	10.43%
VALIC POTENTIA VA (333-49232) | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(23.40%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	11.77%
VALIC POTENTIA VA (333-49232) | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(32.44%)
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	11.60%
VALIC POTENTIA VA (333-49232) | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(20.66%)
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	8.77%
VALIC POTENTIA VA (333-49232) | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(16.55%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	7.88%
VALIC POTENTIA VA (333-49232) | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(25.35%)
Average Annual Total Returns, 5 Years [Percent]	(3.28%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
VALIC POTENTIA VA (333-49232) | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya, and Wellington Management Company LLP
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(39.00%)
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	14.66%
VALIC POTENTIA VA (333-49232) | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(16.24%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	7.06%
VALIC POTENTIA VA (333-49232) | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(14.16%)
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	3.97%
VALIC POTENTIA VA (333-49232) | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.77%)
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.14%
VALIC POTENTIA VA (333-49232) | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.25%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.13%
VALIC POTENTIA VA (333-49232) | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	1.58%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	0.75%